PROPERTY AND EQUIPMENT, NET (Detail Textuals) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET
(Repayment) proceeds from subsidiaries	$ 3,330	$ 3,330
Cost of auto sold		32,497
Accumulated depreciation of auto sold		30,872
Gain (loss) on disposal of asset		1,705		$ (1,213)
Depreciation expense for property and equipment		$ 15,180	$ 12,575	$ 7,232